Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 153,405	$ 169,808	$ 143,562